Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payable for securities purchased	$ 4,999,178
Cash held with the Commodity Broker	5,020,379	19,586,191	1,577,141	7,442,536
Deposits related to broker		21,654
Cash equivalents held	0	0
Average charges paid to broker per round-turn trade, maximum	12.00	12.00	12.00
Commodity Futures Contracts [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Notional market value of futures contracts	76,300,000	90,200,000
United States Treasury Obligations [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Notional market value of futures contracts	5,000,000
Payable for securities purchased	4,999,178	0
Fair Value, Inputs, Level 2 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Asset and liabilities measured at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Asset and liabilities measured at fair value	$ 0	$ 0